PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST
PLAN TERMINATION
PLAN TERMINATION
F.	Plan Termination:

Although the Plan was established with the intention that it will continue indefinitely, the Company retains the right to discontinue its contributions at any time or to terminate the Plan, subject to the provisions of ERISA.